Supplemental Cash Flow Information - Changes in Operating Assets and Liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Supplemental Cash Flow [Line Items]
Accounts receivable	$ (4,373)	$ (21,874)	$ 5,829
Prepaid expenses and other current assets	7,193	(10,082)	(2,463)
Accounts payable	(3,952)	5,315	(211)
Accrued liabilities and other long-term liabilities	(10,223)	(15,912)	(1,484)
Unearned revenue and long-term unearned revenue	(2,355)	(14,419)	(2,675)
Advances to and from affiliates	(10,009)	4,567	9,368
Increase (Decrease) in Deferred Charges	(23,145)	(32,808)	(5,259)
Other operating assets and liabilities	(400)	(7,355)	(3,436)
Increase (Decrease) in Operating Capital, Total	30,917	77,555	(274,231)
LNG segment
Schedule Of Supplemental Cash Flow [Line Items]
Increase (Decrease) in Leasing Receivables	$ (16,347)	$ (15,013)	$ (274,562)